Bank Owned Life Insurance And Annuities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bank Owned Life Insurance and Annuities [Abstract]
Bank Owned Life Insurance	$ 14,402	$ 14,069	$ 13,568
Life Insurance, Corporate or Bank Owned, Change in Value	$ 333	$ 501	$ 502